LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Loss per share - Basic and Diluted
LOSS PER SHARE

6. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to the Company	$(2,000,555)	$(14,098,340)
Denominator:
Weighted average outstanding ordinary shares-Basic	15,320,468	10,761,008
Weighted average outstanding ordinary shares- Diluted	15,320,468	10,761,008
Loss per share attributable to the Company
Basic	$(0.13)	$(1.31)
Diluted	$(0.13)	$(1.31)

For the six-month period ended June 30, 2022 and 2021, no shares were included in the diluted earnings per shares calculation. These incremental shares were added to denominator for the period that stock options were outstanding due to the average market price of the Company’s stock in the period exceeded the exercise prices of the stock options granted to the Company’s employees and various consultants. The incremental shares were computed under the treasury stock method. There were 313,000 stock options for employees, and 57,366 stock options and 1 million warrants for nonemployees outstanding that were not included in the computation of dilutive weighted- average shares outstanding for the six months ended June 30, 2021, because the effect would be anti-dilutive.

There were 288,500 stock options for employees, 57,366 options for nonemployees outstanding that were not included in the computation of dilutive weighted- average shares outstanding for the six months ended June 30, 2022, because the effect would be anti-dilutive, as well. The EPS calculation excluded the if-converted shares from the convertible promissory note or exercised shares from detachable warrant associated with the convertible promissory note for the period ended June 30, 2022, based on the Company’s stock prices, which were significantly below the stated convertible price and among other conversion prices of alternative conversions or exercise price of the warrant.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS